July 10, 1998

Dear Policy Holder:


Short-term market expectations hurt many small cap and REIT stocks as investors focused on larger cap stocks during the first half of 1998. Investors seemed to prefer large, multinational industrial corporations with consistent earnings.

    Cumulative Total Return                  Six Months Ended June 30, 1998
    Russell 2000 Index                                  +4.66%
    NAREIT Equity REIT Index                            -5.03%
    Standard & Poor's 500 Index                        +16.84%


    Past performance does not guarantee future results. Performance quoted above is at net asset value and assumes reinvestment of distributions.

    A fortuitous fusion of robust growth, tame inflation and low unemployment in the U.S. lifted the Dow Jones Industrial Average above the 9,000 point mark for the first time. During the first half of 1998, the return of the Standard & Poor's 500 Index, a barometer of large company stocks, was nearly four times that of the Russell 2000 Index, a measure of small company stock performance, as shown above.
    At mid-year, the U.S. economy was affected by opposing forces. Domestic demand for U.S. goods and services remains strong but exports have dropped due to recession along the Pacific Rim.
    We believe the Asian situation could have a moderating effect on some U.S. companies' profit growth for the remainder of 1998. Still, we see pockets of value-oriented opportunities developing - especially in the Real Estate Investment Trust (REIT) and small cap stock markets.
    The professionals who manage the investments that underlie your Travelers' annuity employ a consistent discipline designed to help you achieve your long-term goals. Over time, the tax-deferral features of your annuity have the potential to help your investment dollars grow faster than they could in a taxable account.
    Thank you for your confidence in Delaware Investments.

Sincerely,

/s/  Wayne A. Stork                          /s/  Jeffrey J. Nick
----------------------                       -----------------------------
Wayne A. Stork                               Jeffrey J. Nick
CHAIRMAN                                     PRESIDENT AND CHIEF EXECUTIVE

Small Cap Value Series

    The first half of 1998 was a challenging period for both small cap stocks and value-oriented investors. While stock prices of large companies soared to new heights during the period, small cap stocks generally provided more modest returns.
    Growth style investing, rather than a value approach, came into vogue during the period. Some companies' ability to meet earnings expectations began to falter this past spring - leading to higher stock market volatility. Small Cap Value Series provided a total return of +0.82% for the six months ended June 30, 1998.
    Since winter, small company shares in the Series two largest sectors - real estate and finance - have been negatively affected by competition, tax issues and interest rate concerns.
    Real Estate Investment Trust (REIT) stocks made up the largest share of your Series' net assets at mid-year. REITs hit a road block this past winter when the Clinton Administration proposed reducing tax breaks for certain REITs. We believe the proposed legislation's long-term effect is likely to be minimal. The fundamental factors affecting the nation's real estate market - rents, property prices and tenant demand - are healthy at mid-year, in our opinion.
    When we buy stocks, we prefer companies with a market capitalization of $400 million to $1.4 billion. From among some 2,500 small company stocks in the U.S., we seek to pick companies with strong positive cash flows that are undervalued.
    Continuing financial problems in Asia may hamper certain large cap stocks for the remainder of the fiscal year. However, we believe small cap companies may hold up better because they generally depend less on exports as a share of their revenue.
    When managing your Fund's portfolio, we seek small companies whose underlying fundamentals point to long-term growth. That is, we select stocks that appear well positioned to provide consistent returns over several years.

Christopher S. Beck
Vice President and
Senior Portfolio Manager

REIT Series

    The Real Estate Investment Trust (REIT) market has struggled since last winter when the Clinton Administration proposed a reduction of tax breaks available to paired-share REITs.
    REIT Series provided a total return of -1.50% from inception through June 30, 1998. This was better than our benchmark, the unmanaged NAREIT Equity Index, whose total return was -5.03% over the same period.
    Since December, the Series has focused on REITs specializing in "infill" locations. These are cities and suburbs where development is more expensive, complicated or where zoning laws limit construction. Such areas tend to be attractive for well-capitalized developers because tenant demand may be high relative to the amount of space available.
    Fundamental factors affecting the nation's real estate markets - rents, property prices and tenant demand - benefited from robust U.S. economic growth during the first half of 1998. Demand for building space continues to outstrip supply in selected cities and suburbs along the Atlantic and Pacific seaboards.
    REITs provide investors the opportunity to participate in larger-scale commercial real estate without the usual challenges of direct property investment. The Series invests in a broad range of REIT stocks nationwide. These companies may specialize in apartment complexes, offices, malls, shopping centers, industrial plants, self-storage centers and hotels.
    The U.S. Congress is likely to review REIT tax structure over the next few months. This may contribute to additional short-term volatility in the REIT market. Still, we believe the real estate industry's prospects are favorable.
    In our opinion, REIT Series can help diversify and temper volatility in an equity portfolio because REITs have historically displayed performance characteristics of both small cap stocks and investment grade bonds. REITs offer both capital appreciation and dividend growth potential for the long-term investor.

Babak Zenouzi
Vice President and
Senior Portfolio Manager

Delaware Group Premium Fund, Inc.-Small Cap Value Series (formerly Value Series) Statement of Net Assets
June 30, 1998 (Unaudited)
                                                            Number      Market
                                                          of Shares     Value
 COMMON STOCK - 97.30%
 Aerospace & Defense - 0.77%
 Cordant Technologies ..........................          17,100     $   788,738
                                                                     -----------
                                                                         788,738
                                                                     -----------
 Automobiles & Automotive Parts -3.44%
 Arvin Industries ..............................          35,800       1,299,988
 CLARCOR .......................................          50,750       1,065,750
 Federal Signal ................................          47,100       1,145,119
                                                                     -----------
                                                                       3,510,857
                                                                     -----------
 Banking, Finance & Insurance - 21.57%
 Arm Financial Group Class A ...................          48,400       1,070,850
*AVIS RENT-A-CAR ...............................          72,300       1,789,425
 CMAC Investment ...............................          27,000       1,660,500
 ENHANCE FINANCIAL
 Services Group ................................          56,000       1,890,000
 Everest Reinsurance Holdings ..................          30,800       1,183,875
*Farm Family Holdings ..........................          35,000       1,362,813
*Financial Federal .............................          56,350       1,510,884
 HORACE MANN EDUCATORS .........................          67,200       2,318,400
 Keystone Financial ............................          20,150         743,031
 M & T Bank ....................................           1,725         955,650
 NAC RE Group ..................................          19,000       1,014,125
 North Fork Bancorporation .....................          61,750       1,509,016
 Peoples Heritage Financial Group ..............          63,100       1,492,709
 SCPIE Holdings ................................          18,500         626,688
 Union Planters ................................          26,100       1,535,006
 Westamerica Bancorporation ....................          41,300       1,331,925
                                                                     -----------
                                                                      21,994,897
                                                                     -----------
 Buildings & Materials - 3.70%
 Chicago Bridge and Iron .......................          42,900         664,950
 D.R. Horton ...................................          73,400       1,532,225
*Jacobs Engineering Group ......................          48,900       1,570,913
                                                                     -----------
                                                                       3,768,088
                                                                     -----------
 Cable, Media & Publishing - 0.68%
 Cadmus Communications .........................          28,600         695,338
                                                                     -----------
                                                                         695,338
                                                                     -----------
 Chemicals - 3.51%
 A. Schulman ...................................          33,500         653,250
 Ferro .........................................          28,700         726,469
 Lawter International ..........................          56,500         614,438
*Scotts ........................................          42,500       1,583,125
                                                                     -----------
                                                                       3,577,282
                                                                     -----------

                                                            Number      Market
                                                          of Shares     Value
 COMMON STOCK (Continued)
 Computers & Technology - 5.54%
 Novellus Systems ................................        20,000      $  714,375
*Quantum .........................................        27,200         563,550
*SCI Systems .....................................        28,100       1,057,263
 SCIENTIFIC-ATLANTA ..............................        75,400       1,913,275
*SpeedFam International ..........................        22,600         416,688
*Synopsys ........................................        21,500         984,297
                                                                      ----------
                                                                       5,649,448
                                                                      ----------
 Electronics & Electrical Equipment - 1.28%
 Kuhlman .........................................        33,000       1,305,563
                                                                      ----------
                                                                       1,305,563
                                                                      ----------
 Energy - 8.02%
 Nicor ...........................................        25,000       1,003,125
*Oceaneering International .......................        81,100       1,439,525
*Offshore Logistics ..............................        22,600         403,269
*Pool Energy Services ............................        43,300         641,381
*Seagull Energy ..................................        67,400       1,116,313
*Seitel ..........................................        68,900       1,115,319
*Swift Energy ....................................        64,870       1,033,866
 Vintage Petroleum ...............................        75,600       1,426,950
                                                                      ----------
                                                                       8,179,748
                                                                      ----------
 Food, Beverage & Tobacco - 2.08%
*Corn Products ...................................        39,300       1,331,288
 Universal Foods .................................        35,600         789,875
                                                                      ----------
                                                                       2,121,163
                                                                      ----------
 Healthcare & Pharmaneuticals - 4.22%
 Arrow International .............................        35,100         970,734
*Marquette Medical Systems .......................        54,900       1,408,528
*TRIGON HEALTHCARE ...............................        53,200       1,925,175
                                                                      ----------
                                                                       4,304,437
                                                                      ----------
 Industrial Machinery - 4.79%
 Columbus McKinnon ...............................        44,400       1,187,700
*Global Industries Technology ....................        45,600         655,500
 IDEX ............................................        35,850       1,236,825
 Regal-Beloit ....................................        40,300       1,158,625
 Watts Industries ................................        31,100         649,213
                                                                      ----------
                                                                       4,887,863
                                                                      ----------
-------------------
 Top 10 stock holdings, representing 19.3% of net assets, are printed in boldface.

 Small Cap Value Series
 Statement of Net Assets (Continued)
                                                           Number       Market
                                                         of Shares      Value
 COMMON STOCK (Continued)
 Leisure, Lodging & Entertainment - 4.78%
 American General Hospitality ....................        48,000     $ 1,020,000
*Hollywood Park ..................................        37,500         473,438
 King World Productions ..........................        62,100       1,583,550
 VIAD ............................................        64,700       1,795,425
                                                                     -----------
                                                                       4,872,413
                                                                     -----------
 Metals & Mining - 0.78%
*Lone Star Technologies ..........................        52,300         797,575
                                                                         797,575
                                                                     -----------
 Paper & Forest Products - 3.40%
 Caraustar Industries ............................        27,800         798,381
 Chesapeake ......................................        20,600         802,113
 Glatfelter (P.H.) ...............................        57,400         907,638
 Rayonier ........................................        20,900         961,400
                                                                     -----------
                                                                       3,469,532
                                                                     -----------
 Real Estate - 12.04%
 Cabot Industrial Trust ..........................        59,200       1,280,200
 Chateau Communities .............................        27,716         796,829
 Duke Realty Investments .........................        41,100         973,556
 Excel Legacy ....................................        35,200         154,880
*Excel Realty Trust ..............................        38,600       1,116,988
 Mack-Cali Realty ................................        33,600       1,155,000
 Pan Pacific Retail Properties....................        59,300       1,208,238
 Patriot American Hospitality ....................        55,632       1,331,691
 Prentiss Properties Trust .......................        52,500       1,276,406
 Public Storage ..................................        33,000         924,000
 Reckson Associates Realty .......................        56,300       1,330,088
 Reckson Service Industries ......................         8,832          30,029
 Starwood Hotels & Resorts Trust .................        14,450         698,116
                                                                     -----------
                                                                      12,276,021
                                                                     -----------

                                                          Number        Market
                                                         of Shares      Value
 COMMON STOCK (Continued)
 Retail - 4.38%
*BJ's Wholesale Club ............................         35,900     $ 1,458,438
 Casey's General Stores .........................         16,600         275,456
*Sports Authority ...............................         54,700         817,081
*ZALE ...........................................         60,100       1,911,931
                                                                     -----------
                                                                       4,462,906
                                                                     -----------
 Textiles, Apparel & Furniture - 3.91%...........
*Furniture Brands International .................         29,900         839,069
 KELLWOOD .......................................         50,900       1,819,675
*Quaker Fabric ..................................         52,500         756,328
*Synthetic Industries ...........................         39,100         570,616
                                                                     -----------
                                                                       3,985,688
                                                                     -----------
 Transportation & Shipping - 5.00%
*MESABA HOLDINGS ................................        108,000       2,490,750
*M.S. Carriers ..................................         41,900       1,133,919
 US Freightways .................................         44,900       1,474,684
                                                                     -----------
                                                                       5,099,353
                                                                     -----------
 Utilities - 3.41%
 AMERICAN WATER WORKS ...........................         59,400       1,841,400
 Public Service Company of
 New Mexico .....................................         33,100         750,956
 Sierra Pacific Resources .......................         24,400         886,025
                                                                     -----------
                                                                       3,478,381
                                                                     -----------
 Total Common Stock
 (cost $86,529,212) .............................                     99,225,291
                                                                     -----------

 Small Cap Value Series
 Statement of Net Assets (Continued)
                                                       Principal        Market
                                                        Amount          Value
Repurchase Agreements - 4.88%
With Chase Manhattan 5.85%
 07/01/98 (dated 06/30/98,
 collateralized by $1,865,000
 U.S. Treasury Notes
 5.375% due 06/30/03,
 market value $1,855,982) ..........................   $1,819,000     $1,819,000
With JP Morgan Securities 5.75%
 07/01/98 (dated 06/30/98,
 collateralized by $1,482,000
 U.S. Treasury Notes 6.25%
 due 02/15/03, market value
 $1,557,514, and $58,000
 U.S. Treasury Notes
 5.50% due 03/31/03,
 market value $58,806) .............................   $1,581,000     $1,581,000

                                                      Principal         Market
                                                       Amount           Value
Repurchase Agreements (Continued)
With PaineWebber 5.75%
 07/01/98 (dated 06/30/98,
 collateralized by $531,000
 U.S. Treasury Notes 5.875%
 due 01/31/99, market value
 $545,060, and $1,040,000
 U.S. Treasury Notes
 6.00% due 08/31/99,
 market value $1,068,624) ..........................   $1,582,000  $  1,582,000
                                                                   ------------
Total Repurchase Agreements
(cost $4,982,000) .................................                   4,982,000
                                                                   ------------
TOTAL MARKET VALUE OF SECURITIES - 102.18%
 (cost $91,511,212)................................                $104,207,291

LIABILITIES NET OF RECEIVABLES AND OTHER
 ASSETS - (2.18%)..................................                  (2,223,869)
                                                                   ------------
NET ASSETS APPLICABLE TO 5,855,329 SHARES
($0.01 par value) OUTSTANDING;
EQUIVALENT TO $17.42 PER SHARE - 100.00%...........                $101,983,422
                                                                   ============

COMPONENTS OF NET ASSETS AT JUNE 30, 1998:
Common stock, $0.01 par value 1,000,000,000
 shares authorized to the Fund
 with 50,000,000 shares
 allocated to the Series...........................                $ 87,990,962
Undistributed net investment income................                     663,059
Accumulated net realized gain on investments.......                     633,322
Net unrealized appreciation of investments.........                  12,696,079
                                                                  -------------
Total net assets...................................                $101,983,422
                                                                   ============

---------------------
*Non-income producing security.
 ADR - American Depository Receipt

                             See accompanying notes

 Delaware Group Premium Fund, Inc.-Reit Series
 Statement of Net Assets
 June 30, 1998 (Unaudited)
                                                           Number       Market
                                                          of Shares      Value
 Common Stock - 92.65%
 Hotels/Diversified Reits - 17.82%
 Capital Automotive .............................          3,500        $ 49,766
*Catellus Development ..........................           3,000          53,063
 Glenborough Realty Trust .......................          2,300          60,663
 Newhall Land & Farming .........................          1,940          54,805
 Patriot American Hospitality ...................          2,100          50,269
 ROUSE ..........................................          2,250          70,734
 STARWOOD HOTELS &
 RESORTS TRUST ..................................          2,100         101,451
                                                                        --------
                                                                         440,751
                                                                        --------
 Mall Reits - 5.30%
 General Growth Properties ......................          1,700          63,538
 Simon DeBartolo Group ..........................          2,080          67,600
                                                                        --------
                                                                         131,138
                                                                        --------
 Manufactured Housing Reits - 4.50%
 Chateau Communities ............................          1,800          51,750
 Sun Communities ................................          1,800          59,625
                                                                        --------
                                                                         111,375
                                                                        --------
 Multifamily Reits - 17.34%
 AVALON BAY COMMUNITIES .........................          1,813          68,457
 APARTMENT INVESTMENT &
 MANAGEMENT .....................................          1,800          71,100
 Camden Property Trust ..........................          2,300          68,425
 Equity Residential Properties...................          1,400          66,413
 Essex Property Trust ...........................          2,000          62,000
 Grove Property Trust ...........................          4,400          45,925
 Pennsylvania Real Estate
 Investment Trust ...............................          2,100          46,594
                                                                        --------
                                                                         428,914
                                                                        --------

                                                          Number         Market
                                                        of Shares        Value
 Common Stock (Continued)
 Office/Industrial Reits - 35.67%
 AMB Property ......................................       2,400      $   58,800
 Alexandria R.E.Equities ...........................       2,000          59,875
 CABOT INDUSTRIAL TRUST ............................       3,200          69,200
 CARRAMERICA REALTY ................................       2,500          70,938
 CRESCENT REAL ESTATE EQUITIES......................       2,240          75,320
 DUKE REALTY INVESTMENTS ...........................       2,900          68,694
 EQUITY OFFICE PROPERTIES TRUST ....................       2,500          70,938
 First Industrial Realty ...........................       2,000          63,500
 Liberty Property Trust ............................       1,900          48,569
 Parkway Properties ................................       1,400          41,300
 Prentiss Properties Trust .........................       2,500          60,781
*Reckson Service Industries .......................          376           1,278
 Reckson Associates Realty .........................       2,800          66,150
 SL Green Realty ...................................       2,800          63,000
 Spieker Properties ................................       1,655          64,131
                                                                      ----------
                                                                         882,474
                                                                      ----------
 Retail Strip Center Reits - 9.39%
 Developers Diversified Realty......................       1,400          54,863
 Excel Realty Trust ................................       1,700          49,194
 JDN REALTY ........................................       2,300          73,313
 Pan Pacific Retail Properties......................       2,700          55,013
                                                                      ----------
                                                                         232,383
                                                                      ----------
 Self Storage Reits - 2.63%
 Public Storage ....................................       2,320          64,960
                                                                      ----------
                                                                          64,960
                                                                      ----------
 Total Common Stock
  (cost $2,335,388) .................................                 $2,291,995
                                                                      ----------
--------------------
Top 10 stock holdings, representing 29.9% of net assets, are printed in boldface.

REIT Series
Statement of Net Assets (Continued)
                                                         Principal     Market
                                                          Amount       Value
Repurchase Agreements - 6.75%
With Chase Manhattan 5.85%
 07/01/98 (dated 06/30/98,
 collateralized by $63,000
 U.S. Treasury Notes
 5.375% due 06/30/03,
 market value $62,214) ................................   $61,000        $61,000
With JP Morgan Securities 5.75%
 07/01/98 (dated 6/30/98,
 collateralized by $50,000
 U.S. Treasury Notes
 6.25% due 02/15/03,
 market value $52,209
 and $2,000 U.S. Treasury Notes
 5.50% due 03/31/03,
 market value $1,971) .................................    53,000         53,000

                                                        Principal     Market
                                                         Amount       Value
Repurchase Agreements (Continued)
With PaineWebber 5.75%
 07/01/98 (dated 06/30/98,
 collateralized by $35,000
 U.S. Treasury Notes
 6.00% due 08/15/99,
 market value $35,821 and $18,000 U.S.
Treasury Notes 5.875% due 01/31/99,
market value $18,271) ................................$   53,000     $   53,000
                                                                     ----------
Total Repurchase Agreements
 (cost $167,000) .....................................                  167,000
                                                                     ----------

Total Market Value of Securities - 99.40% (cost $2,502,387)          $2,458,995

Receivables and other assets net of liabilities - 0.60%..........        14,757
                                                                     ----------
Net assets applicable to 251,239 shares ($0.01 par value)
 outstanding; equivalent to $9.85 per share: 100.00%.............    $2,473,752
                                                                     ==========

Components of Net Assets at June 30, 1998:
Common stock $0.01 par value, 1,000,000,000 shares
  authorized to the fund with 50,000,000 shares
  allocated to the series.......................................     $2,494,270
Undistributed net investment income.............................         23,224
Accumulated net realized loss on investments....................           (350)
Net unrealized depreciation of investments......................        (43,392)
                                                                      ---------
Total net assets................................................     $2,473,752
                                                                     ==========
----------------------
 Reit: Real Estate Investment Trust
*Non-income producing security

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Statements of Operations
(Unaudited)

                                                    Six Months       5/1/98*
                                                   Ended 6/30/98    to 6/30/98
                                                     Small Cap         REIT
                                                    Value Series      Series
INVESTMENT INCOME:
Dividends .......................................       855,292         21,598
Interest ........................................   $   197,527    $     4,410
                                                    -----------    -----------
                                                      1,052,819         26,008
                                                    -----------    -----------
Expenses:
Management fees .................................       355,367          2,505
Custodian fees ..................................         5,367             64
Dividend disbursing and transfer agent fees
 and expenses....................................         1,150             10
Registration fees ...............................         7,099            200
Reports and statements to shareholders ..........         4,500            158
Accounting and administration ...................        22,948            145
Professional fees ...............................         4,752            158
Directors' fees .................................           863             50
Taxes (other than taxes on income) ..............         3,709            125
Other ...........................................         2,357             53
                                                    -----------    -----------
                                                        408,112          3,468
Less expenses absorbed by Delaware
Management Company ..............................       (24,654)          (684)
                                                    -----------    -----------
Total Expenses ..................................       383,458          2,784
                                                    -----------    -----------
Net Investment Income ...........................       669,361         23,224
                                                    -----------    -----------
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on investment
 transactions ...................................       653,062           (350)
Net change in unrealized appreciation/
depreciation on investments .....................    (1,155,239)       (43,392)
                                                    -----------    -----------
Net Realized and Unrealized Loss
on Investments ..................................      (502,177)       (43,742)
                                                    -----------    -----------
Net increase (decrease) in net assets
resulting from operations .......................   $   167,184    ($   20,518)
                                                    ===========     ==========
-----------------------
* Date of commencement of operations.






                             See accompanying notes

Delaware Group Premium Fund, Inc.
Statements of Changes in Net Assets

                                                       Six Months
                                                      Ended 6/30/98      Year Ended       5/1/98*
                                                       Small Cap          12/31/97      to 6/30/98
                                                         Value           Small Cap         REIT
                                                         Series            Value          Series
                                                       (Unaudited)        Series        (Unaudited)
                                                      ------------      -----------     -----------
Increase (DECREASE) In Net Assets
 From Operations:
Net investment income ............................    $    669,361      $   629,715       $   23,224
Net realized gain (loss) on investments ..........         653,062        2,326,391             (350)
Net change in unrealized appreciation/
depreciation on investments ......................      (1,155,239)      10,895,658          (43,392)
                                                      ------------      -----------       ----------
Net increase (decrease) in net assets
 resulting from operations ........................        167,184       13,851,764          (20,518)
                                                      ------------      -----------       ----------
Distributions to Shareholders From:
Net investment income ............................        (638,385)        (197,794)              --
Net realized gain on investment transactions .....      (2,340,745)      (1,672,255)              --
                                                      ------------      -----------       ----------
                                                        (2,979,130)      (1,870,049)              --
                                                      ------------      -----------       ----------
Capital Share Transactions:
Proceeds from shares sold ........................      22,803,910       49,431,262        2,494,414
Net asset value of shares issued upon reinvestment
 of dividends from net investment income and net
 realized gain on investment transactions .........      2,979,130        1,870,049               --
                                                      ------------      -----------       ----------
                                                        25,783,040       51,301,311        2,494,414
Cost of shares repurchased .......................      (5,058,815)      (2,894,623)            (144)
                                                      ------------      -----------       ----------
Increase in net assets derived from capital
 share transactions ...............................     20,724,225       48,406,688        2,494,270
                                                      ------------      -----------       ----------
Net Increase In Net Assets .......................      17,912,279       60,388,403        2,473,752
                                                      ------------      -----------       ----------
Net Assets:
Beginning of period ..............................      84,071,143       23,682,740               --
                                                      ------------      -----------       ----------
End of period ....................................    $101,983,422      $84,071,143       $2,473,752
                                                      ============      ===========       ==========

-------------------------
* Date of commencement of operations.
See accompanying notes

Financial Highlights


Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                   Small Cap Value Series                                REIT Series
                                           --------------------------------------------------------------------------    -----------
                                            Six Months                                                    12/27/93(1)     5/1/98(1)
                                              Ended                  Year Ended December 31,                 to  to
                                             6/30/98(3)     1997        1996       1995         1994      12/31/93         6/30/98
                                           (Unaudited)                                                                   (Unaudited)
Net asset value, beginning of period          $17.920     $14.500      $12.470   $10.290       $10.210      $10.000        $10.000

Income from investment operations:
 Net investment income....................      0.114       0.122        0.112     0.192         0.148         none          0.092
 Net realized and unrealized
  gain (loss) on investments...............     0.016       4.338        2.548     2.208        (0.068)       0.210         (0.242)
                                             --------     -------      -------   -------       -------      -------        -------
 Total from investment operations.........      0.130       4.460        2.660     2.400         0.080        0.210         (0.150)
                                             --------     -------      -------   -------       -------      -------        -------
Less dividends and distributions:
 Dividends from net investment income.....     (0.135)     (0.110)      (0.180)   (0.150)         none         none           none
 Distributions from net realized gain
  on investment transactions..............     (0.495)     (0.930)      (0.450)   (0.070)         none         none           none
                                             --------     -------      -------   -------       -------      -------        -------
 Total dividends and distributions........     (0.630)     (1.040)      (0.630)   (0.220)         none         none           none
                                             --------     -------      -------   -------       -------      -------        -------
 Net asset value, end of period...........    $17.420     $17.920      $14.500   $12.470       $10.290      $10.210        $ 9.850
                                             ========     =======      =======   =======       =======      =======        =======
 Total return.............................      0.82%      32.91%       22.55%    23.85%         0.78%        2.10%        (1.50%)

Ratios and supplemental data:
 Net assets, end of period (000 omitted)..   $101,983     $84,071      $23,683   $11,929        $6,291         $210         $2,474
 Ratio of expenses to average net assets..      0.82%       0.80%        0.80%     0.80%         0.80%            (2)         0.83%
 Ratio of expenses to average net
  assets prior to expense limitation......      0.87%       0.90%        0.99%     0.96%         1.41%            (2)         1.03%
 Ratio of net investment income to
  average net assets.......................     1.42%       1.24%        1.28%     2.13%         2.62%            (2)         6.94%
 Ratio of net investment income to average
  net assets prior to expense limitation..      1.37%       1.14%        1.09%     1.97%         2.01%            (2)         6.74%
 Portfolio turnover.......................        41%         41%          84%       71%           26%            (2)            2%
 Average Commission rate paid(4)..........    $0.0600     $0.0600      $0.0600       N/A           N/A          N/A        $0.0423

---------------------------
(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) The ratio of expenses and net investment income to average net assets and portfolio turnover have been omitted as management believes that such ratios are not meaningful due to the limited net assets of this Series.
(3) Ratios have been annualized and total return has not been annualized.
(4) Completed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period for which there was a commission charged.

                             See accompanying notes

Delaware Group Premium Fund, Inc.
Notes to Financial Statements
June 30, 1998 (Unaudited)

Delaware Group Premium Fund, Inc. (The "Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended. The Fund is organized as a Maryland Corporation and offers 16 series: the Trend Series, the DelCap Series, the Small Cap Value Series (formerly the Value Series), the Social Awareness Series (formerly the Quantum Series), the Devon Series, the Decatur Total Return Series, the REIT Series, the Delaware Series, the Convertible Securities Series, the Emerging Markets Series, the International Equity Series, the Global Bond Series, the Delchester Series, the Strategic Income Series, the Capital Reserves Series and the Cash Reserve Series. These financial statements and the related notes pertain to the Small Cap Value Series and the REIT Series (the "Series"). The shares of the Fund are sold only to separate accounts of life insurance companies.

1. Significant Accounting Policies
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series:

Security Valuation--Securities listed on an exchange are valued at the last quoted sales price as of the close of the NYSE on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Federal Income Taxes--Each series intends to qualify or continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements--Each Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series are aware of such dividends, net of all non-rebatable tax withholdings. Original issue discounts are accreted to interest income over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Small Cap Value Series and the REIT Series will make payments from net income and net realized gain on investment transactions, if any, once a year.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of each Series' average daily net assets.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates In accordance with the terms of the Investment Management Agreement, each Series pays Delaware Management Company, ("DMC") the investment manager of each Series an annual fee which is calculated daily based on the net assets of each Series.

Lincoln Investment Manager, Inc., an affiliate of DMC, receives 30% of the advisory fee paid to DMC for acting as a sub-advisor to the REIT Series.

DMC has elected to waive their fees and reimburse each Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses do not exceed the following percentages of net assets through October 31, 1998.

The management fee rates, waiver rates and total expenses absorbed by DMC for the period ended June 30, 1998 are as follows:

                              Management fee         Waiver as
                             as a percentage        a percentage
                             of average daily    of average daily     Expenses
                                net assets           net assets       absorbed
                               (per annum)          (per annum)        by DMC
                               -----------          -----------        ------
Small Cap Value Series.....      0.75%                 0.85%**         $24,655
REIT Series................      0.75%*                0.85%               684

 * Assets up to $500 million: 0.75% of average daily net assets
   Assets over $500 million - $1,000 million: 0.70% of average daily net assets Assets over $1,000 million - $2,500 million: 0.65% of average daily net assets
   Assets over $2,500 million: 0.60% of average daily net assets
** Prior to May 1, 1998 the expense limitation was 0.80%.

The Fund has engaged Delaware Service Company, Inc. ("DSC"), an affiliate of DMC, to serve as dividend disbursing agent, transfer agent and accounting services agent for each Series.

The amounts expensed for each Series were as follows:

                                            Dividend disbursing,
                                            transfer agent fees       Accounting
                                             and other expenses          fees
                                             ------------------       ----------
Small Cap Value Series.........                    $1,150              $18,667
REIT Series....................                        10                  130

On June 30, 1998, the Series had payables to affiliates as follows:

                                           Dividend disbursing       Other
                            Investment     transfer agent fees,    expenses
                            Management       accounting fees,       payable
                          fee payable to   and other expenses        to DMC
                               DMC           payable to DSC     and affiliates
                          --------------    --------------      --------------
Small Cap Value Series..     $283,345           $3,872              $1,800
REIT Series.............        1,821               85                  16

Certain officers of DMC and DSC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3. Investments
During the period ended June 30, 1998, the Series made purchases and sales of investment securities other than U.S. government securities and temporary cash investments for each Series as follows:

                                        Purchases           Sales
                                        ---------           -----
Small Cap Value Series.........       $40,469,121        $17,834,021
REIT Series....................         2,343,088              8,200

At June 30, 1998, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Series were as follows:

                                                                     Aggregate         Aggregate        Net unrealized
                                                  Cost of            unrealized        unrealized        appreciation
                                                Investments         appreciation    depreciation        (depreciation)
                                                -----------         ------------    -------------       --------------
Small Cap Value Series.........                 $91,512,761         $15,540,182      ($2,845,652)        $12,694,530
REIT Series....................                   2,502,387              18,828          (62,220)            (43,392)

4. Capital Stock
Transactions in capital stock shares were as follows:

                                                               Shares issued upon
                                                             reinvestment of dividends
                                                               from net investment
                                                                   income and
                                                               net realized gains on             Shares             Net
                                          Shares sold         investment transactions          repurchased        increase
                                          -----------         -----------------------          -----------        --------
Period ended June 30, 1998*:
Small Cap Value Series.........            1,279,881                 175,656                     (292,592)        1,162,945
REIT Series....................              251,254                      --                          (15)          251,239

Period ended December 31, 1997:
Small Cap Value Series.........            3,108,967                  135,708                    (185,778)        3,058,897

*The REIT Series commenced operations on 5/1/98.

5. Credit and Market Risk
Each Series may invest up to 10% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Series' ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

This Semi Annual Report is for the Information of Small Cap Value Series and REIT Series Shareholders, but it may be used with prospective investors when preceded or accompanied by a current Prospectus for Premium Fund, which set forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read each prospectus carefully before you invest. Summary investment results are documented in the Fund's current Statement of Additional Information. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



Investment Manager
Delaware Management Company
Philadelphia, PA

Subadviser
Lincoln Investment Management
Fort Wayne, IN

www.delawarefunds.com



This report must be preceded or accompanied by current Small Cap Value Series and REIT Series prospectuses and the Delaware Investments Performance Update for

the most recently completed calendar quarter.



DELAWARE
INVESTMENTS
-----------
Philadelphia [ ] London

                              Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Fund are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal. Shares of the Fund are not bank or credit union deposits.




Copy Rights Delaware Distributors, L.P.
Printed in the USA
on recycled paper

(933)
SA-MEDTRAV[6/98]PP8/98